UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)         (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

ANNUAL REPORT
As of June 30, 2023

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Table of Contents
Letter to Shareholders	………………………………………………………………………………	1
Performance Update	………………………………………………………………………………	3
Schedule of Investments	………………………………………………………………………………	4
Statement of Assets and Liabilities	………………………………………………………………………………	9
Statement of Operations	………………………………………………………………………………	10
Statements of Changes in Net Assets	………………………………………………………………………………	11
Notes to Financial Statements	………………………………………………………………………………	13
Additional Information	………………………………………………………………………………	21

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing. The prospectus contains this and other information about the ETF. A copy of the prospectus is available at www.etfpages.com/FFIU or by calling The Nottingham Company at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF

See Our Web site @ universalvalueadvisors.com
or
Call Our Shareholder Services Group at 800-773-3863.

Shareholder Letter
Unaudited
Dear Shareholder:
The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF,” “Fund,” or “FFIU”) celebrated its sixth anniversary on August 18.
Last year, we commented on the uniqueness of the economic environment saying there was “no historical post-WWII precedent for how the economy behaves in the aftermath of pandemic, lockdowns, free money, and significant growth in the monetary aggregates…” We noted that the latter gave us a “bout of inflation not seen in forty years.”
Beginning in March ’22, the monetary authority (The Federal Reserve or “Fed”) began raising interest rates, causing the prices of fixed-income securities to plummet. In addition, as noted in the Fed’s meeting minutes, the Fed has also reduced the money supply by halting reinvesting of up to $95 billion/month from the economy1. Those two actions have resulted in a reduction in inflation, and the latest monthly CPI inflation data (3.0% on a year/year basis for June and 0.2% on a month/month basis2) is well below the 9% number recorded in June 20223. If the current monthly inflation rate (0.02%/month) continues, mathematically, by year’s end, the year-over-year inflation rate will be 2.7%, almost to the Fed’s 2% magic number.
Normally, as a recession approaches, the Fed would be in the mood to lower interest rates. But the expected recession has been slower to materialize than one would expect from the historical record. As a result, in its June meeting minutes, the Fed strongly implied that they were not yet done raising rates and indicated that as much as another 0.50 percentage points of rate increases remained on the table4. Nevertheless, the fund’s managers believe that, once the oncoming recession is well recognized by market participants, the Fed will begin to ease policy as it has done, during recessionary periods, since its founding in 1913. Recent actions by the managers have positioned the Fund to be able to take advantage of any near-term rate hikes, but always with an eye on the expected rate cuts as the recession unfolds.
The table below shows FFIU’s net asset value (NAV) returns, and the returns of its benchmark, the Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index (the “Bloomberg U.S. Agg”), over the latest three months, six months, 1-year, 5-year, and since inception. Note that FFIU’s performance is higher than that of its benchmark over the periods shown.
Quarterly, Semi-Annual, Annual, & Since Inception Returns: FFIU vs Bloomberg US Agg
As of June 30, 2023
	---FFIU----		----Bloomberg US Agg ----
Period	Cumulative Returns	Annualized Returns	Cumulative Returns	Annualized Returns
3 Months	-0.14%	--	-0.84%	--
6 Months	+3.02%	--	+2.09%	--
1 Year	+1.06%	+1.06%	-0.94%	-0.94%
5 Year	+4.05%	+0.80%	+3.89%	+0.77%
Since Inception[1]	+2.98%	+0.50%	+2.54%	+0.43%
1. Inception date for the Fund is August 18, 2017.
The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.
The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2023.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.65% per the ETF’s most recent prospectus dated November 1, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting www.etfpages.com/FFIU.

1 The Fed Is Shrinking Its Balance Sheet. What Does That Mean? | Richmond Fed
2 Consumer Price Index News Release - 2023 M06 Results (bls.gov)
3 Consumer prices up 9.1 percent over the year ended June 2022, largest increase in 40 years : The Economics Daily: U.S. Bureau of Labor Statistics (bls.gov)
4 Transcript of Chair Powell's Press Conference -- June 14, 2023 (federalreserve.gov)

Active Management
The Fund is actively managed. The Fund’s portfolio managers change the average duration or maturity of the Fund’s portfolio depending on the portfolio managers’ view of the ensuing economic landscape.  The benchmark is a passive index with fixed duration and asset quality targets. For the past year, the Fund’s portfolio managers correctly foresaw the oncoming economic slowdown but were early in their views. The portfolio managers believe that the Fund’s portfolio is properly positioned for today’s unfolding economic environment. While there is no guarantee that the Fund’s portfolio managers will always have the correct economic and interest rate forecast, the Fund’s portfolio managers have several decades of market and management experience including the disruptive market conditions accompanying several recessions.  Thus, they have a long-term perspective.
Economic Environment
Markets have been ultra-sensitive to incoming inflation data. Improvement has occurred over the past few months. The Fund’s portfolio managers’ economic indicators say the economy is beginning to weaken. The latest government data releases show that retail sales are flat5, workweek hours have fallen6, and initial unemployment claims have begun to rise7.
It’s been more than five quarters since the Fed began its tightening campaign. Well recognized in the economics world is the fact that monetary policy works but with long and variable lags. So, much of the monetary tightening that has taken place to date has yet to be felt in the economy. As a result, the Advisor believes that, with economic weakness beginning to appear in the manufacturing and retailing sectors, and with most of the Fed’s past tightening actions yet to be felt (to say nothing of the threatened further hikes in 2023), the recession many had hoped would be avoided, appears to be inevitable. Still, given the rapid rise in interest rates, anathema in the fixed-income world, the Fund’s performance over the past year has still been positive (+1.06%) when the dividend is taken into account, better than the nearly one percent loss in its benchmark. As noted above, over the nearly six-year history of the fund, FFIU’s performance compares favorably with its benchmark in every period shown in the table.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

5 Advance Retail Sales: Retail Trade (RSXFS) | FRED | St. Louis Fed (stlouisfed.org)
6 Average Weekly Hours of All Employees, Total Private (AWHAETP) | FRED | St. Louis Fed (stlouisfed.org)
7 Initial Claims (ICSA) | FRED | St. Louis Fed (stlouisfed.org)

UVA Unconstrained Medium-Term Fixed Income ETF
Performance Update (Unaudited)
For the period from August 18, 2017(commencement of operations) through June 30, 2023

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of UVA Unconstrained Medium-Term Fixed Income ETF versus the Bloomberg US Aggregate Total Return Value Unhedged USD Index.  It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
As of	One	Five	Since
June 30, 2023	Year	Year	Inception
UVA Unconstrained Medium-Term Fixed Income ETF (a)	1.06%	0.80%	0.50%
Bloomberg US Aggregate Total Return Value Unhedged USD Index	(0.94)%	0.77%	0.43%
(a) NAV Return shown.

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Sub-Advisor has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser) to not more than 0.50% of the average daily net assets of the Fund through October 31, 2023, and may be terminated by the Board of Trustees at any time. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. Without the waiver, the expenses would be 0.65% per the ETF’s most recent prospectus dated November 1, 2022. An investor may obtain performance data, current to the most recent month-end, by visiting www.etfpages.com/FFIU.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments
As of June 30, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Corporate Bonds - 56.20%
Communications - 5.49%
Alphabet Inc	$ 500,000	1.900%	8/15/2040	$ 343,254
Alphabet Inc	750,000	2.050%	8/15/2050	465,684
Discovery Communications LLC	250,000	3.800%	3/13/2024	246,601
Expedia Group Inc	135,000	2.950%	3/15/2031	112,851
Expedia Group Inc	250,000	3.250%	2/15/2030	217,635
Expedia Group Inc	226,000	3.800%	2/15/2028	210,943
Expedia Group Inc	150,000	4.625%	8/1/2027	145,272
Netflix Inc	750,000	4.875%	4/15/2028	741,563
Netflix Inc	300,000	6.375%	5/15/2029	316,500
TWDC Enterprises 18 Corp	250,000	3.000%	7/30/2046	179,311
Walt Disney Co/The	250,000	2.750%	9/1/2049	169,220
Walt Disney Co/The	300,000	3.500%	5/13/2040	247,907
				3,396,741
Consumer Discretionary - 12.95%
Amazon.com Inc	750,000	2.500%	6/3/2050	498,369
Amazon.com Inc	500,000	3.150%	8/22/2027	470,012
Delta Air Lines Inc	155,000	4.375%	4/19/2028	146,087
eBay Inc	190,000	2.700%	3/11/2030	162,886
eBay Inc	500,000	3.600%	6/5/2027	472,624
eBay Inc	1,068,000	4.000%	7/15/2042	849,831
Ford Motor Co	250,000	6.375%	2/1/2029	247,800
Ford Motor Credit Co LLC	250,000	3.810%	1/9/2024	246,311
Ford Motor Credit Co LLC	200,000	4.389%	1/8/2026	189,064
General Motors Co	250,000	5.000%	10/1/2028	241,869
Hyatt Hotels Corp	125,000	5.375%	4/23/2025	123,742
Hyatt Hotels Corp	450,000	5.750%	4/23/2030	448,649
Las Vegas Sands Corp	200,000	2.900%	6/25/2025	187,901
Las Vegas Sands Corp	125,000	3.200%	8/8/2024	121,302
McDonald's Corp	200,000	3.700%	2/15/2042	162,515
McDonald's Corp	500,000	4.700%	12/9/2035	482,525
Mohawk Industries Inc	500,000	3.625%	5/15/2030	448,491
NIKE Inc	250,000	3.250%	3/27/2040	204,797
NIKE Inc	343,000	3.625%	5/1/2043	287,258
O'Reilly Automotive Inc	250,000	1.750%	3/15/2031	196,425
Ralph Lauren Corp	350,000	2.950%	6/15/2030	308,131
Southwest Airlines Co	100,000	2.625%	2/10/2030	84,638
Southwest Airlines Co	500,000	5.125%	6/15/2027	495,997
Southwest Airlines Co	250,000	7.375%	3/1/2027	263,096
Starbucks Corp	250,000	2.250%	3/12/2030	211,579
Starbucks Corp	250,000	2.450%	6/15/2026	232,418
Trustees of Princeton University/The	250,000	2.612%	7/1/2026	232,292
				8,016,609
Consumer Staples - 2.69%
Altria Group Inc	400,000	4.250%	8/9/2042	$ 310,335
Altria Group Inc	250,000	4.500%	5/2/2043	198,299
Altria Group Inc	250,000	5.800%	2/14/2039	243,112
Brown-Forman Corp	330,000	4.500%	7/15/2045	305,195
Constellation Brands Inc	250,000	2.875%	5/1/2030	217,152
Constellation Brands Inc	200,000	4.650%	11/15/2028	195,693
Dollar Tree Inc	200,000	4.000%	5/15/2025	193,615
				1,663,401

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments - continued
As of June 30, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Energy - 0.51%
EOG Resources Inc	$ 330,000	5.100%	1/15/2036	$ 314,858
Financials - 12.65%
American Tower Corp	600,000	3.800%	8/15/2029	544,790
Bank of America Corp	500,000	6.300%	3/10/2026	497,500
Bank of New York Mellon Corp/The	350,000	3.750%	12/20/2026	286,125
Berkshire Hathaway Finance Corp	300,000	2.850%	10/15/2050	207,677
Capital One Financial Corp	400,000	3.900%	1/29/2024	392,738
CBRE Services Inc	100,000	2.500%	4/1/2031	79,766
Charles Schwab Corp/The	1,500,000	5.375%	6/1/2025	1,443,750
Cincinnati Financial Corp	250,000	6.125%	11/1/2034	262,801
Cincinnati Financial Corp	59,000	6.920%	5/15/2028	63,129
Citigroup Global Markets Holdings Inc/United States	250,000	1.000%	3/17/2031	200,352
Goldman Sachs Group Inc/The	250,000	4.600%	10/15/2033	235,405
Goldman Sachs Group Inc/The	250,000	6.750%	10/29/2027	246,903
GS Finance Corp	250,000	1.000%	3/10/2031	200,352
HSBC Holdings PLC	25,000	4.250%	3/14/2024	24,664
Hudson Pacific Properties LP	220,000	3.250%	1/15/2030	139,111
Hudson Pacific Properties LP	400,000	4.650%	4/1/2029	283,500
Huntington Bancshares Inc/OH	250,000	4.450%	10/15/2027	202,500
Janus Henderson US Holdings Inc	100,000	4.875%	8/1/2025	98,150
MetLife Inc	250,000	5.875%	3/15/2028	230,625
MetLife Inc	405,000	10.750%	8/1/2039	526,500
Morgan Stanley	250,000	4.350%	9/8/2026	241,015
Morgan Stanley	280,000	5.875%	9/15/2026	262,500
Morgan Stanley	500,000	6.250%	8/9/2026	509,710
Morgan Stanley Domestic Holdings Inc	250,000	3.800%	8/24/2027	231,508
Progressive Corp/The	415,000	3.700%	1/26/2045	328,439
Reinsurance Group of America Inc	100,000	3.900%	5/15/2029	90,605
				7,830,115
Health Care - 3.78%
Amgen Inc	300,000	3.150%	2/21/2040	228,117
Amgen Inc	300,000	4.400%	5/1/2045	259,894
Amgen Inc	100,000	5.375%	5/15/2043	94,949
Bristol-Myers Squibb Co	500,000	4.125%	6/15/2039	453,671
Gilead Sciences Inc	332,000	3.650%	3/1/2026	318,854
Quest Diagnostics Inc	250,000	4.200%	6/30/2029	240,761
Regeneron Pharmaceuticals Inc	250,000	1.750%	9/15/2030	198,344
Stryker Corp	359,000	3.375%	11/1/2025	343,661
Stryker Corp	211,000	3.500%	3/15/2026	202,225
				2,340,476
Industrials - 5.26%
3M Co	350,000	2.250%	9/19/2026	319,818
Boeing Co/The	300,000	3.250%	3/1/2028	271,826
Boeing Co/The	500,000	3.300%	3/1/2035	380,432
Boeing Co/The	100,000	3.375%	6/15/2046	69,853
Boeing Co/The	100,000	3.500%	3/1/2045	70,420
Boeing Co/The	250,000	5.875%	2/15/2040	248,860
FedEx Corp	300,000	3.875%	8/1/2042	240,332
FedEx Corp	704,000	4.100%	4/15/2043	570,921
Flowserve Corp	250,000	3.500%	10/1/2030	213,669

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments - continued
As of June 30, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Industrials - continued
General Electric Co	$ 288,000	5.100%	6/15/2032	$ 278,562
Lockheed Martin Corp	300,000	2.800%	6/15/2050	212,100
Raytheon Technologies Corp	400,000	4.875%	10/15/2040	377,716
				3,254,509
Materials - 1.51%
Freeport-McMoRan Inc	100,000	4.250%	3/1/2030	92,250
Freeport-McMoRan Inc	250,000	4.375%	8/1/2028	234,063
Freeport-McMoRan Inc	100,000	5.400%	11/14/2034	96,375
Newmont Corp	325,000	2.800%	10/1/2029	279,062
RPM International Inc	250,000	3.750%	3/15/2027	233,971
				935,721
Technology - 10.65%
Apple Inc	500,000	2.375%	2/8/2041	367,301
Apple Inc	500,000	2.900%	9/12/2027	468,895
Apple Inc	500,000	3.450%	2/9/2045	418,492
Apple Inc	350,000	3.750%	9/12/2047	301,572
Apple Inc	450,000	3.850%	5/4/2043	400,218
Apple Inc	400,000	4.250%	2/9/2047	380,120
Apple Inc	100,000	4.650%	2/23/2046	98,241
Broadcom Corp / Broadcom Cayman Finance Ltd	200,000	3.500%	1/15/2028	184,579
Broadcom Inc	250,000	4.300%	11/15/2032	229,122
Cisco Systems Inc	500,000	2.500%	9/20/2026	467,512
Electronic Arts Inc	250,000	1.850%	2/15/2031	202,137
Flex Ltd	200,000	4.875%	5/12/2030	192,388
Intel Corp	300,000	2.800%	8/12/2041	212,743
Intel Corp	300,000	3.250%	11/15/2049	210,239
International Business Machines Corp	800,000	4.150%	5/15/2039	699,953
Microsoft Corp	500,000	2.525%	6/1/2050	345,241
Microsoft Corp	450,000	3.500%	11/15/2042	385,432
Oracle Corp	400,000	3.800%	11/15/2037	326,021
Oracle Corp	650,000	4.125%	5/15/2045	509,803
QUALCOMM Inc	200,000	3.250%	5/20/2027	189,187
				6,589,196
Utilities - 0.71%
Berkshire Hathaway Energy Co	250,000	3.700%	7/15/2030	227,755
San Diego Gas & Electric Co	250,000	3.000%	3/15/2032	213,462
				441,217
Total Corporate Bonds (Cost $40,691,485)				34,782,843
Municipal Bonds - 10.43%
Alaska Municipal Bond Bank Authority	350,000	2.602%	12/1/2036	266,780
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	259,332
Bay Area Toll Authority	250,000	2.763%	4/1/2034	207,477
Bay Area Toll Authority	350,000	2.913%	4/1/2036	284,400
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	60,004
Bristol Township School District	255,000	3.650%	6/1/2043	187,774
California State University	300,000	2.670%	11/1/2038	226,350
City of Martinez CA	330,000	2.700%	8/1/2040	236,419
City of New York NY	170,000	3.450%	3/1/2026	164,523
City of San Francisco CA Public Utilities Commission Water Revenue	250,000	2.900%	11/1/2025	238,740

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments - continued
As of June 30, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Municipal Bonds - continued
Commonwealth of Pennsylvania	$ 300,000	5.450%	2/15/2030	$ 307,878
County of Miami-Dade Seaport Department	250,000	2.762%	10/1/2038	189,715
Golden State Tobacco Securitization Corp	250,000	3.115%	6/1/2038	200,908
Manatee County Port Authority	200,000	3.187%	10/1/2041	154,212
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	340,048
Pennsylvania Higher Educational Facilities Authority	250,000	4.300%	6/15/2045	220,183
Pennsylvania State University/The	200,000	2.790%	9/1/2043	151,472
Redevelopment Authority of the City of Philadelphia	225,000	3.713%	11/1/2023	223,535
Regents of the University of California Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	65,601
San Antonio Water System	185,000	3.206%	5/15/2030	166,165
San Marcos Unified School District	350,000	3.377%	8/1/2040	278,537
State of Oregon	250,000	3.577%	8/1/2029	249,865
Tampa-Hillsborough County Expressway Authority	505,000	2.692%	7/1/2037	376,250
Torrance Unified School District	400,000	3.344%	8/1/2039	322,616
Tulare County Board of Education	250,000	3.640%	5/1/2043	188,580
University of Arizona/The	350,000	3.900%	6/1/2044	294,735
University of California	25,000	3.039%	5/15/2027	23,656
University of Pittsburgh-of the Commonwealth System of Higher Education	140,000	3.127%	9/15/2026	133,876
Utah Transit Authority	550,000	2.774%	12/15/2038	432,416
	Total Municipal Bonds (Cost $8,026,180)			6,452,047
United States Treasury Notes - 10.09%
	536,000	0.250%	6/15/2024	510,372
	250,000	1.875%	8/31/2024	240,195
	250,000	1.875%	2/15/2032	213,984
	750,000	2.250%	3/31/2024	732,305
	1,500,000	2.250%	2/15/2052	1,082,109
	250,000	2.375%	3/31/2029	228,125
	500,000	2.500%	3/31/2027	468,437
	750,000	2.500%	2/15/2045	579,492
	250,000	2.750%	4/30/2027	236,094
	500,000	3.000%	7/31/2024	487,344
	900,000	3.125%	2/15/2043	783,141
	250,000	3.250%	6/30/2027	240,352
	500,000	3.250%	5/15/2042	445,391
	Total United States Treasury Notes (Cost $6,683,523)			6,247,341
Exchange-Traded Funds - 2.85%			Shares
Aberdeen Physical Gold Shares ETF(a)			92,000	1,690,040
Invesco Financial Preferred ETF			5,000	71,750
	Total Exchange-Traded Funds (Cost $1,777,778)			1,761,790
Closed-End Funds - 1.85%
	BlackRock Taxable Municipal Bond Trust		26,978	447,565
	Eaton Vance Ltd Duration Income Fund		25,000	234,000
	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust		24,328	396,546
Western Asset Premier Bond Fund			6,867	69,975
	Total Closed-End Funds (Cost $1,578,422)			1,148,086

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments - continued
As of June 30, 2023
	Shares	Value (Note 1)
Short-Term Investment - 17.75%
Morgan Stanley Institutional Liquidity Funds, 4.95%(b) (Cost $10,984,741)	10,984,741	$ 10,984,741
Investments, at Value (Cost $69,742,129) - 99.17%		61,376,848
Other Assets Less Liabilities - 0.83%		511,465
Net Assets - 100.00%		$ 61,888,313
(a)	Non-income producing investment
(b)	Represents 7-day effective SEC yield as of June 30, 2023.

Summary of Investments by Sector	% of Net Assets	Value
Corporate Bonds
Communications	5.49%	$ 3,396,741
Consumer Discretionary	12.95%	8,016,609
Consumer Staples	2.69%	1,663,401
Energy	0.51%	314,858
Financials	12.65%	7,830,115
Health Care	3.78%	2,340,476
Industrials	5.26%	3,254,509
Materials	1.51%	935,721
Technology	10.65%	6,589,196
Utilities	0.71%	441,217
Municipal Bonds	10.43%	6,452,047
United States Treasury Notes	10.09%	6,247,341
Exchange-Traded Funds	2.85%	1,761,790
Closed-End Funds	1.85%	1,148,086
Short-Term Investment	17.75%	10,984,741
Other Assets Less Liabilities	0.83%	511,465
Total Net Assets	100.00%	$ 61,888,313

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statement of Assets and Liabilities
As of June 30, 2023	426
Assets:
Investments, at value	$ 61,376,848
Dividends receivable	453
Interest receivable	527,688
Prepaid insurance	2,755
Total assets	61,907,744
Liabilities:
Accrued expenses:
Advisory fees	5,134
Professional fees	3,996
Administration fees	679
Trustee fees and meeting expenses	576
Transfer agent fees	73
Compliance fees	60
Fund accounting fees	48
Operational expenses	8,377
Other expenses	488
Total liabilities	19,431
Total Net Assets	$ 61,888,313
Net Assets Consist of:
Paid in capital	$ 73,236,790
Accumulated deficit	(11,348,477)
Total Net Assets	$ 61,888,313
Investments, at cost	$ 69,742,129
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,850,000
Net Asset Value, Per Share	$ 21.72

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statement of Operations
For the fiscal year ended June 30, 2023	426
Investment Income:
Dividends	$ 128,159
Interest	2,521,974
Total Investment Income	2,650,133
Expenses:
Advisory fees (note 2)	165,141
Registration and filing expenses	828
Professional fees	48,150
Administration fees (note 2)	69,292
Fund accounting fees (note 2)	34,428
Transfer agent fees (note 2)	12,350
Shareholder fulfillment fees	26,093
Custody fees	9,671
Trustee fees and meeting expenses (note 3)	7,249
Security pricing fees	21,289
Compliance fees (note 2)	21,668
Insurance fees	2,516
Other expenses	4,394
Total Expenses	423,069
Fees waived by Advisor (note 2)	(87,567)
Net Expenses	335,502
Net Investment Income	2,314,631
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from Investment transactions	(2,949,767)
Net change in unrealized appreciation on investments	1,282,040
Net Realized and Unrealized Gain (Loss) on Investments	(1,667,727)
Net Increase in Net Assets Resulting from Operations	$ 646,904

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statements of Changes in Net Assets
For the fiscal year ended June 30,	426
	2023	2022
Operations:
Net investment income	$ 2,314,631	$ 1,974,767
Net realized gain (loss) from investment transactions	(2,949,767)	13,983
Net change in unrealized appreciation (depreciation) on investments	1,282,040	(12,507,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	646,904	(10,518,805)
Distributions to Shareholders From Distributable Earnings	(2,312,463)	(2,572,837)

Capital Share Transactions:
Shares sold	2,200,221	1,158,997
Shares repurchased	(7,627,709)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,427,488)	1,158,997
Net Increase (Decrease) in Net Assets	(7,093,047)	(11,932,645)
Net Assets:
Beginning of Year	68,981,360	80,914,005
End of Year	$ 61,888,313	$ 68,981,360
Share Information:
Shares sold	100,000	50,000
Shares repurchased	(350,000)	-
Net Increase (Decrease) in Capital Shares	(250,000)	50,000

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Financial Highlights
	June 30,
For a share outstanding during the fiscal years ended	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$ 22.25	$ 26.53	$ 26.14	$ 25.28	$ 24.30
Income (Loss) from Investment Operations:
Net investment income (a)	0.75	0.64	0.64	0.71	0.70
Net realized and unrealized gain (loss) on investments	(0.52)	(4.08)	0.47	0.86	0.98
Total from Investment Operations	0.23	(3.44)	1.11	1.57	1.68
Less Distributions From:
Net investment income	(0.76)	(0.64)	(0.64)	(0.71)	(0.70)
Net realized gains	-	(0.20)	(0.08)	-	-
Total Distributions	(0.76)	(0.84)	(0.72)	(0.71)	(0.70)

Net Asset Value, End of Year	$ 21.72	$ 22.25	$ 26.53	$ 26.14	$ 25.28

Total Return (b)	1.06%	(13.29)%	4.30%	6.29%	7.05%
Net Assets, End of Year (in thousands) (c)	$ 61,888	$ 68,981	$ 80,914	$61,426	$45,502
Ratios of:
Gross Expenses to Average Net Assets (d)	0.63%	0.62%	0.65%	0.73%	0.76%
Net Expenses to Average Net Assets (d)	0.50%	0.50%	0.50%	0.50%	0.45%
Net Investment Income to Average Net Assets (d)(e)	3.45%	2.58%	2.47%	2.75%	2.88%
Portfolio turnover rate	8.92%	20.17%	30.49%	21.28%	49.44%
(a)	Calculated using the average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
1.	Organization and Significant Accounting Policies
The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal.  The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and nine years, under normal circumstances.  Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
A Fund’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. A Fund’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  To the extent a Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price.  For example, the prices of securities with characteristics similar to those held by a Fund may be used to assist with the pricing process.  In addition, the pricing service may use proprietary pricing models.  Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value.  Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event.  Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca.  In such a case, the value for a security is likely to be different from the last quoted market price.  In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.
Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
Fair Value Measurement
The ETF has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2023 for the ETF’s assets measured at fair value:
	Total	Level 1	Level 2	Level 3(a)
Assets
Corporate Bonds	$ 34,782,843	$ -	$ 34,782,843	$ -
Municipal Bonds	6,452,047	-	$ 6,452,047	-
United States Treasury Notes	6,247,341	-	$ 6,247,341	-
Exchange-Traded Funds	1,761,790	1,761,790	-	-
Closed-End Funds	1,148,086	1,148,086	-	-
Short-Term Investment	10,984,741	10,984,741	-	-
Total Assets	$ 61,376,848	$ 13,894,617	$ 47,482,231	$ -

(a)	The ETF did not hold any Level 3 securities during the year.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Risk Considerations
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds, such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks.  The ETF is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

•	When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

•	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
COVID-19 and Other Infectious Illnesses Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio and may be unable to accurately price its investments.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
2.	Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.
The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2023.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
For the fiscal year ended June 30, 2023, the Advisor earned $30,940 in net advisory fees after payment of the sub-advisor fee.
For the fiscal year ended June 30, 2023, the Sub-Advisor earned $134,201 in sub-advisory fees, of which $87,567 was waived pursuant to the Expense Limitation Agreement. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement.
Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,750 per month.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.09%
On the next $250 million	0.08%
On the next $500 million	0.06%
On all assets over $1 billion	0.04%

The ETF incurred $69,292 in administration fees for the fiscal year ended June 30, 2023. The Administrator is responsible for collecting expense amounts from the ETF, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the ETF.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  Broadridge Solutions, Inc. also serves as the Sub-Transfer Agent.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023
Fund Accounting
The Nottingham Company (the “Fund Accountant”) serves as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal year ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Non- U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$ 5,806,277	$ 22,210,370	$ 4,241,214	-	-	-

5.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal years ended June 30, 2020 through June 30, 2023 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended June 30, 2023, the ETF did not incur any interest or penalties.
Distributions during the years ended were characterized for tax purposes as follows:
	June 30, 2023	June 30, 2022
Ordinary Income	$2,312,463	$1,966,680
Capital Gains	-	606,157
Total Distributions	$2,312,463	$2,572,837

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the Funds.
For the year ended June 30, 2023, the following reclassifications were necessary:
Accumulated Surplus (Deficit)	$ 10,484
Paid in Capital	(10,484)

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements
As of June 30, 2023

At June 30, 2023, the tax-basis cost of investments and components of accumulated deficit were as follows:
Cost of Investments	$ 69,723,728

Gross Unrealized Appreciation	51,702
Gross Unrealized Depreciation	(8,398,582)
Net Unrealized Depreciation	(8,346,880)

Short Term Capital Loss Carryforward	(258,313)
Long Term Capital Loss Carryforward	(2,743,284)
Accumulated Deficit	$(11,348,477)

Capital Loss Carryforwards
Accumulated capital losses noted above represent net capital loss carryovers as of June 30, 2023, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.
6.	Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. The Fund may have cash and cash equivalents on deposit with the custodians, which, at times, may exceed federally insured (“FDIC”) limits.
7.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
8.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:
Distributions
Per share distributions for the ETF during the subsequent period were as follows:
Record Date	Ex-Date	Payable Date	Ordinary Income
7/31/2023	7/28/203	8/1/2023	$0.06900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of UVA Unconstrained Medium-Term Fixed Income ETF and
Board of Trustees of Spinnaker ETF Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Spinnaker ETF Series, comprising UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”), as of June 30, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, and the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the year ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2023

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of June 30, 2023
1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal year ended June 30, 2023.
During the fiscal year, the ETF paid $2,312,463 in income distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from January 1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 1/1/2023	Ending Value 6/30/2023	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,010.60	$2.51	0.50%
Hypothetical	1,000.00	1,045.00	2.55	0.50%
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).
5.	Information about Trustees and Officers
The business and affairs of the ETF and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $7,249 during the fiscal year ended June 30, 2023 from the ETF for their services to the ETF and Trust.

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of June 30, 2023
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	4
Independent Trustee of the Wonderfund Trust for all its series since 2021; Volt ETF Trust for all of its series since 2016; and Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).

Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	4	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Pete McCabe (09/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/23	Chief Operating Officer, The Nottingham Company since 2018.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 05/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

6.	Change of Independent Registered Public Accounting Firm
Effective March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm for the Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group. On March 16, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2023.
The reports of BBD, LLP on the Fund’s financial statements for the last fiscal year contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of June 30, 2023
During the Fund’s most recent fiscal year, and through March 16, 2023, there were no disagreements with BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years. During the most recent fiscal year, and through March 16, 2023, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.
The Fund requested BBD, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Universal Value Advisors
116 South Franklin Street	1 E. Liberty Street #406
Post Office Box 69	Reno, Nevada 89501
Rocky Mount, North Carolina 27802-0069
Telephone:	Telephone:
800-773-3863	775-284-7778
World Wide Web @:	World Wide Web @:
ncfunds.com	universalvalueadvisors.com

Item 2. Code of Ethics.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees – Audit fees billed for the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) for the last two fiscal years are reflected in the table below.
For the fiscal year ended June 30, 2022, these amounts represent aggregate fees billed for professional services rendered by the Fund’s independent accountant, BBD, LLP (“Former Accountant”), for the annual audit of the Fund’s financial statements or services that are normally provided by the Former Accountant in connection with the Fund’s statutory and regulatory filings or engagements for those fiscal years.
Fund	June 30, 2022
UVA Unconstrained Medium-Term Fixed Income ETF	$14,200

For the fiscal year ended June 30, 2023, these amounts represent aggregate fees billed for professional services rendered by the Funds’ independent accountant, Cohen & Company, Ltd. (“Accountant”), in connection with the annual audit of the Fund’s financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for those fiscal years.
Fund	June 30, 2023
UVA Unconstrained Medium-Term Fixed Income ETF	$14,600
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended June 30, 2022, for assurance and related services by the Former Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

These amounts represent fees billed in the fiscal year ended June 30, 2023 for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	June, 2023
UVA Unconstrained Medium-Term Fixed Income ETF	$5,500
(c)
Tax Fees – The tax fees billed in the fiscal year ended June 30, 2023, for professional services rendered by the Former Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2022
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

The tax fees billed in the fiscal year ended June 30, 2023, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.
Fund	June 30, 2023
UVA Unconstrained Medium-Term Fixed Income ETF	$3,100
(d)
All Other Fees – There were no other fees billed in the fiscal year ended June 30, 2022, for products and services by the Former Accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed in the fiscal year ended June 30, 2023, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)
The Fund’s Board of Trustees pre-approved the engagement of the Former Accountant for the fiscal year ended June 30, 2022, at an audit committee meeting of the Board of Trustees called for such purpose. The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended June 30, 2023, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)
Aggregate non-audit fees billed by the Former Accountant to the Fund for services rendered for the fiscal year ended June 30, 2022 are reflected in the table below. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor for the fiscal year ended June 30, 2022.

Fund	June 30, 2022
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal year ended June 30, 2023, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.
Fund	June 30, 2023
UVA Unconstrained Medium-Term Fixed Income ETF	$3,100

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)
The Fund is listed issuers as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not Applicable.

Item 6. Schedule of Investments.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
None.

Item 11. Controls and Procedures.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Fund Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in Fund’s independent registered public accountant is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 7, 2023	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 7, 2023	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: September 7, 2023	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer